. Financial investments - Carrying value of investments in VC funds (Details)	Dec. 31, 2022 CNY (¥)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 CNY (¥)
Financial investments
Carrying value of investments	¥ 120,965,647	$ 17,538,370	¥ 82,843,800
Dragonfly Ventures Feeder, L.P.
Financial investments
Ownership	5.73%	5.73%
Carrying value of investments	¥ 94,890,623	$ 13,757,847	63,726,000
IOSG Fund II LP
Financial investments
Ownership	3.00%	3.00%
Carrying value of investments	¥ 26,075,024	$ 3,780,523	¥ 19,117,800